UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Point Capital, L.P.
           --------------------------
Address:   Two Greenwich Plaza
           --------------------------
           Greenwich, CT 06830
           --------------------------


Form 13F File Number: 028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
        --------------------
Title:  Authorized Signatory
        --------------------
Phone:  (203) 542-4000
        --------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      02/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      491,886
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALBEMARLE CORP              COM              012653101    1,059    18,991 SH       DEFINED                18,991      0    0
ARGO GROUP INTL HLDGS LTD   COM              G0464B107   32,769   875,000 SH       DEFINED               875,000      0    0
BANK OF AMERICA CORPORATION COM              060505104   10,015   750,750 SH       DEFINED               750,750      0    0
BARCLAYS BK PLC             IPATH S&P MT ETN 06740C519   13,152   200,000 SH       DEFINED               200,000      0    0
BRIDGEPOINT ED INC          COM              10807M105   13,300   700,000 SH       DEFINED               700,000      0    0
CAPITOL FED FINL            COM              14057J101    5,955   500,000 SH       DEFINED               500,000      0    0
CIT GROUP INC               COM NEW          125581801   32,970   700,003 SH       DEFINED               700,003      0    0
CITIGROUP INC               COM              172967101    9,460 2,000,000 SH       DEFINED             2,000,000      0    0
CITIGROUP INC               CALL             172967901    5,400    90,000     CALL DEFINED                90,000      0    0
DELTA AIR LINES INC DEL     COM NEW          247361702      683    54,220 SH       DEFINED                54,220      0    0
EXCO RESOURCES INC          COM              269279402   27,591 1,420,757 SH       DEFINED             1,420,757      0    0
EXIDE TECHNOLOGIES          *W EXP 05/05/201 302051123        2    78,500 SH       DEFINED                78,500      0    0
GENERAL MTRS CO             COM              37045V100   53,447 1,450,000 SH       DEFINED             1,450,000      0    0
GOLDMAN SACHS GROUP INC     COM              38141G104   10,090    60,000 SH       DEFINED                60,000      0    0
GRACE W R & CO DEL NEW      COM              38388F108   26,172   745,000 SH       DEFINED               745,000      0    0
ISHARES TR                  S&P 100 IDX FD   464287101   36,042   636,000 SH       DEFINED               636,000      0    0
ISHARES TR                  RUSSELL 2000     464287655   50,850   650,000 SH       DEFINED               650,000      0    0
JPMORGAN CHASE & CO         COM              46625H100   20,786   490,000 SH       DEFINED               490,000      0    0
KKR & CO L P DEL            COM UNITS        48248M102   13,845   975,000 SH       DEFINED               975,000      0    0
LYONDELL INDUSTRIES N       SHS - A -        N53745100   35,593 1,034,669 SH       DEFINED             1,034,669      0    0
NAVISITE INC                COM NEW          63935M208    1,840   498,700 SH       DEFINED               498,700      0    0
RADNET INC                  COM              750491102    6,303 2,235,000 SH       DEFINED             2,235,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS R   780097747    2,325   159,700 SH       DEFINED               159,700      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PRD SER P    780097762    2,318   159,100 SH       DEFINED               159,100      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PRE SER N    780097770    2,423   166,500 SH       DEFINED               166,500      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF M    780097796    2,531   172,400 SH       DEFINED               172,400      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF S    780097739    2,627   177,000 SH       DEFINED               177,000      0    0
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS Q   780097754    2,525   168,000 SH       DEFINED               168,000      0    0
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T    780097713    1,454    90,000 SH       DEFINED                90,000      0    0
SELECT SECTOR SPDR TR       SBI INT-FINL     81369Y605    5,024   315,000 SH       DEFINED               315,000      0    0
SPDR GOLD TRUST             GOLD SHS         78463V107   16,646   120,000 SH       DEFINED               120,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103   25,156   200,000 SH       DEFINED               200,000      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT     891013104   21,533 5,931,709 SH       DEFINED             5,931,709      0    0
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